Leases Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases Obligations [Abstract]
Summary of Future Minimum Lease Payments

The amount of future minimum lease payments as of December 31, 2023 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	16,878	Ps.	(3,695)	Ps.	13,183

Less than two years	Ps.	21,523	Ps.	(2,166)	Ps.	19,357
Less than three years		20,693		(542)		20,151
Less than four years		-		-		-
Liabilities for assets in lease long term		42,216		2,708		39,508
Total liabilities for leased assets	Ps.	59,094	Ps.	(6,403)	Ps.	52,691